Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	₩ 245,088,318	₩ 237,496,921
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	133,434,191	121,720,326
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	132,254,205	120,981,140
Trading purpose | Foreign currency related | Over the counter | Forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	100,806,648	92,309,997
Trading purpose | Foreign currency related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	30,269,510	27,460,485
Trading purpose | Foreign currency related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,178,047	1,210,658
Trading purpose | Foreign currency related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,179,986	739,186
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	85,751,116	84,958,928
Trading purpose | Interest rates related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	30,579,249	38,559,356
Trading purpose | Interest rates related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	30,269,249	37,545,356
Trading purpose | Interest rates related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	310,000	1,014,000
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	55,171,867	46,399,572
Trading purpose | Interest rates related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,545,905	2,099,017
Trading purpose | Interest rates related | Exchange traded | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	53,625,962	44,300,555
Trading purpose | Credit related | Over the counter | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	2,443,609	1,244,502
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	9,218,693	16,121,014
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	5,453,731	13,415,290
Trading purpose | Equity related | Over the counter | Swap and forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,223,096	12,187,176
Trading purpose | Equity related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,230,635	1,228,114
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	3,764,962	2,705,724
Trading purpose | Equity related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	526,913	492,562
Trading purpose | Equity related | Exchange traded | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	3,238,049	2,213,162
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,058,918	1,018,806
Trading purpose | Commodity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	936,524	903,879
Trading purpose | Commodity related | Over the counter | Swap and forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	931,644	892,003
Trading purpose | Commodity related | Over the counter | Option contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	4,880	11,876
Trading purpose | Commodity related | Exchange traded | Futures contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	122,394	114,927
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	13,181,791	12,433,345
Hedging purpose | Foreign currency related | Forward contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	1,227,354	2,036,187
Hedging purpose | Foreign currency related | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	3,866,015	2,765,653
Hedging purpose | Interest rates related | Swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	₩ 8,088,422	₩ 7,631,505